Financial Instruments by Category - Summary of Financial Instruments by Category (Details) - IFRS9 - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Financial assets	¥ 30,059	¥ 22,548
Other investments	255	256
Financial assets at fair value through other comprehensive income	4,461	3,331
Financial liabilities	4,967	3,669
Accounts Payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	2,559	1,830
Other Payables and Other Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	2,261	1,839
Lease Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	147
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	2,198	1,483
Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	213	80
Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets	6	42
Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	15,426	17,356
Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	7,500
Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	25,337	18,919
Financial Assets at Amortized Cost | Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	2,198	1,483
Financial Assets at Amortized Cost | Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	213	80
Financial Assets at Amortized Cost | Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	15,426	17,356
Financial Assets at Amortized Cost | Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	7,500
Financial Assets at Fair Value Through Profit and Loss
Disclosure Of Financial Instruments [Line Items]
Financial assets	261	298
Other investments	255	256
Financial Assets at Fair Value Through Profit and Loss | Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets	6	42
Financial Assets at Fair Value Through Other Comprehensive Income
Disclosure Of Financial Instruments [Line Items]
Financial assets	4,461	3,331
Financial assets at fair value through other comprehensive income	¥ 4,461	¥ 3,331